Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Dec. 23, 2015
Western Asset SMASh Series TF Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series TF Fund
Account Value	$ 12,851	$ 12,399	$ 11,590	$ 12,289	$ 12,217	$ 12,086	$ 10,935	$ 10,562	$ 10,157	$ 10,073	$ 10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,290	$ 11,937	$ 11,323	$ 11,931	$ 12,011	$ 11,886	$ 10,857	$ 10,425	$ 10,170	$ 10,145	$ 10,000